Note 30 - Subsequent Significant Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]	30—SUBSEQUENT SIGNIFICANT EVENTS Since January 1, 2017, we issued a total of 270,250 new ordinary shares in the form of ADSs following the exercise of subscription options and March 2012 Warrants.